SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

15.	SHARE CAPITAL

a)	Authorized:

Unlimited	Class A common shares without par value
1,500,000	Class B Series I preferred shares without par value
1,000,000	Class B Series II preferred shares without par value

b)	Issued and outstanding:

During the year ended December 31, 2018:

  On April 3, 2018, the Company issued 7,500,000 common shares for the acquisition of Mexmaken as described in Note 6.

  On April 3 2018, the Company issued 780,000 common shares to to a related party for interest payment of $156,000 (USD$120,000).

  The Company issued 50,000 common shares pursuant to the exercise of the conversion option of certain convertible debentures as described in Note 11.

  The Company issued 5,600,000 common shares for gross proceeds of $1,260,000 pursuant to the exercise of stock options. In connection with the exercise of stock options, $1,200,301 was transferred from contributed surplus to share capital.

  The Company issued 525,690 units for services with a fair value of $110,395. Each unit is comprised of one common share and one share purchase warrant exercisable for one common share at an exercise price of $0.25 for a period of six months. The fair value of the services received was not readily determinable, as such, the common shares were valued at the fair value of common shares on grant date. No value has been allocated to the warrants.

  The Company issued 142,857 units for the subscriptions received in 2017 in the amount of $30,000. Each unit has the same term as above. Each unit is comprised of one common share and one share purchase warrant exercisable for one common share at an exercise price of $0.25 for a period of six months.

  On January 8, 2018, the Company extended the expiry date of existing warrants from January 12, 2018 to July 21, 2018. As a result of the modification, share-based compensation of $10,410 was incurred. The Company also announced warrant price reduction and exercise incentive program. Under the incentive program, the exercise price of all the warrants reduced to $0.25 if exercised prior to March 30, 2018, which was further extended to April 6, 2018. One Incentive Warrant was granted for each warrant exercised. Each Incentive Warrant was exercisable to acquire one common share at a price of $0.40 for six months. The Company engaged an agent to provide services in connection with the incentive program. The Company issued to the agent such number of new warrants to be equal to 8% of the exercised warrants in this program, entitling the agent to acquire units of the Company at an exercise price of $0.25 per unit, with each unit comprising of one common share and one non- transferable share purchase warrant entitling the agent to acquire an additional common share of the Company at a price of $0.40 per share for one year.

  8,665,201 warrants were exercised under this program and consequently, 8,665,201 Incentive Warrants were issued. The Company received proceeds of $2,166,300 for the exercise of warrants.

During the year ended December 31, 2017:

  The Company closed a non-brokered private placement and issued 15,484,912 units at $0.15 per unit for gross proceeds of $2,322,737. Each unit is comprised of one common share and one share purchase warrant exercisable for one common share at an exercise price of $0.40 for 12 months following the transaction. If the share price trades at $0.60 for 10 consecutive trading days then the warrant holders will receive notice from the Company to accelerate the exercise of the warrants within 10 days or they will expire. The Company paid finders and brokers cash commissions of $87,767 and issued 585,117 broker warrants with the same terms as the warrants in the private placement. The broker warrants have the same terms as those issued as part of the units and have a fair value of $142,319 calculated using the black- scholes option pricing model.

  On June 19, 2017, the Company announced warrant price reduction and exercise incentive program. Under the incentive program, the exercise price of the warrants issued on Janu ary 12, 2017 were reduced to $0.30 if exercised prior to July 21, 2017 and one Incentive Warrant was granted for each warrant exercised. Each Incentive Warrant was exercisable to acquire one common share at a price of $0.50 for one year. As a result, 3,774,466 warrants were exercised under this program and consequently, 3,774,466 Incentive Warrants were issued. The Company received proceeds of $1,132,340 for the exercise of warrants.

  The Company issued 500,000 common shares to Rojo Resources Ltd. (Rojo). Under an
  Assignment Agreement whereby the Company would take assignment of all of Rojo’s assets in consideration of 500,000 common shares to Rojo. This Assignment Agreement was subsequently terminated and as a result, the fair value of the investment in the amount of $175,000 was fully written off.

  The Company issued a total of 1,000,000 common shares for services with a fair value of $340,000. The fair value of the services received was not readily determinable, as such, the shares were valued at the fair value of common shares on grant date.

  The Company issued 14,904,901 common shares for gross proceeds of $3,818,339 pursuant to the exercise of stock options and warrants. In connection with the exercise of stock options and warrants, $2,959,537 was transferred from contributed surplus to share capital.

  The Company issued common shares in connection with the reverse take over transaction described in Note 3 and the acquisition of Evotech described in Note 4.

Escrowed Shares:

(i)

Pursuant to an escrow agreement, the 30,000,000 common shares issued pursuant to the Acquisition are subject to escrow restrictions. The escrow shares will be released based on certain performance conditions. At December 31, 2018, all 30,000,000 common shares remain in escrow (2017 – 30,000,000 common shares) .

(ii)

In addition, the 500,000 common shares issued to Rojo are subject to escrow restrictions. These escrow shares will be released 10% on the issuance date, with the remaining to be released 15% every six months. As of December 31, 2018 2018, there were 225,000 common shares remain in escrow (2017 – 375,000 common shares) . The next release date will be April 18, 2019 for 75,000 common shares.

c)	Warrants:

As part of the January 12, 2017 private placement, the Company issued 15,484,912 warrants. Each warrant allowed the holder of the unit to acquire one additional Common Share until January 12, 2018 at an exercise price of $0.40. In addition, the Company issued 585,117 agent warrants as part of the share issue costs. The fair value of the agent warrants was determined to be $208,211 or $0.36 per warrant using the Black-Scholes option pricing model, which requires management to make estimates that are subjective and may not be representative of the actual results. Changes in assumptions can materially affect estimates of fair value. The following assumptions were used for the calculation:

Exercise price	$0.40
Expected life	2 years
Expected volatility	225%
Risk free interest rate	0.76%
Expected dividend yield	0%
Expected forfeiture rate	0%

On January 8, 2018, the Company modified the expiry date of all existing warrants to July 21, 2018. Share-based compensation of $10,410 was recorded on the agents warrants, based on the following assumptions:

Exercise price	$0.40
Expected life	0.5 years
Expected volatility	81%
Risk free interest rate	1.32%
Expected dividend yield	0%
Expected forfeiture rate	0%

A continuity of warrants for the years ended December 31, 2018, 2017 and 2016 is as follows:

		Weighted
		average
	Number	exercise price
		$
Balance, December 31, 2015 and 2016	-	-
Granted	19,844,495	0.42
Exercised	(3,774,466)	0.40
Balance, December 31, 2017	16,070,029	0.42
Granted	24,955,702	0.22
Exercised	(8,665,201)	0.25
Expired	(16,070,029)	0.43

Balance, December 31, 2018	16,290,501	0.12

The following table summarizes the share purchase warrants outstanding and exercisable as at December 31, 2018:

Number of warrants outstanding	Exercise price	Expiry date
10,000,000	0.125	November 13, 2019
5,000,000	0.125	November 27, 2019
113,829	0.140	September 20, 2020
48,448	0.125	September 27, 2020
550,000	0.150	September 30, 2020
141,913	0.115	October 11, 2020
31,491	0.110	October 24, 2020
22,067	0.120	November 1, 2020
90,165	0.085	November 25, 2020
111,700	0.080	December 2, 2020
180,888	0.090	December 30, 2020
16,290,501

The weighted average outstanding life of the warrants outstanding as at December 31, 2018 is 0.96 years.

The Company has established a stock option plan for directors, employees, and consultants. Under the Company's stock option plan, the exercise price of each option is determined by the Board, subject to the Discounted Market Price policies of the Canadian Stock Exchange. The aggregate number of shares issuable pursuant to options granted under the plan is limited to 10% of the Company's issued shares at the time the options are granted. The aggregate number of options granted to any one optionee in a 12 month period is limited to 5% of the issued shares of the Company.

During the years ended December 31, 2018 and 2017, the Company granted stock options to certain directors, officers and consultants of the Company. There were no stock options granted during the year ended December 31, 2016. The weighted average fair value of the stock options during the year ended December 31, 2018 was determined to be $1,913,692 (2017 - $3,693,799; 2016 - $Nil) using the Black-Scholes option pricing model, which requires management to make estimates that are subjective and may not be representative of the actual results. Changes in assumptions can materially affect estimates of fair value. The following weighted average assumptions were used for the calculation:

	2018	2017	2016
Share price at grant date	$0.22	$0.25	-
Exercise price	$0.23	$0.26	-
Expected life (in years)	5	2	-
Expected volatility	202%	215%	-
Risk free interest rate	2.07%	0.76%	-
Expected dividend yield	0%	0%	-
Expected forfeiture rate	0%	0%	-

A continuity of stock options for the years ended December 31, 2018, 2017 and 2016 is as follows:

		Weighted average
	Number	exercise price
		$
Balance, December 31, 2015 and 2016	-	-
Granted	15,695,000	0.25
Exercised	(11,130,435)	0.17
Balance, December 31, 2017	4,564,565	0.28
Granted	8,690,000	0.24
Exercised	(5,600,000)	0.23
Cancelled or forfeited	(6,379,565)	0.25

Balance, December 31, 2018	1,275,000	0.30

As at December 31, 2018, the following stock options were outstanding and exercisable:

Options	Options	Exercise	Remaining life	Expiry
Outstanding	exercisable	price	(years)	date
		$
325,000	325,000	0.45	3.21	March 17, 2022
950,000	950,000	0.25	4.13	February 17, 2023

1,275,000	1,275,000	0.30	3.90